Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Licensing & Royalties	$ 94,430	$ 85,660	$ 365,993	$ 347,128	$ 469,527	$ 492,134
Television & Home Entertainment	155,003	34,826	263,142	285,433	356,150	400,676
Advertising Sales	7,008	0	13,027	0	27,330	0
Product Sales	60	0	8,561	16,150	13,868	15,173
Total Revenues	256,501	120,486	650,723	648,711	866,875	907,983
Expenses:
Marketing & Sales	86,715	220,627	361,761	686,577	1,035,128	420,399
Direct Operating Costs	186,226	44,220	254,243	252,688	279,217	200,418
General and Administrative	1,150,147	1,389,360	3,772,643	4,325,703	6,017,391	3,823,510
Total Expenses	1,423,088	1,654,207	4,388,647	5,264,968	7,331,736	4,444,327
Loss from Operations	(1,166,587)	(1,533,721)	(3,737,924)	(4,616,257)	(6,464,861)	(3,536,344)
Other Income (Expense):
Other Income	2,975	3,238	8,568	3,298	6,651	18,870
Interest Expense	(794)	(417)	(2,827)	(2,570)	(2,675)	(2,576)
Interest Expense - Related Parties	0	0	0	(6,141)	(8,503)	(24,757)
Gain on Distribution Contracts	0	0	0	258,103	258,103	115,811
Loss on Impairment of Assets			0	(1,850)	(1,850)	(7,500)
Loss on Deferred Financing Costs					0	(9,313)
Unrealized Loss on Foreign Currency Translation					0	(37,313)
Other Income	2,181	2,821	5,741	252,690	251,726	53,222
Loss before Income Tax Expense	(1,164,406)	(1,530,900)	(3,732,183)	(4,363,567)	(6,213,135)	(3,483,122)
Income Tax Expense	0	0	0	0	0	0
Net Loss	(1,164,406)	(1,530,900)	(3,732,183)	(4,363,567)	(6,213,135)	(3,483,122)
Beneficial Conversion Feature on Preferred Stock					0	(3,783,850)
Net Loss Applicable to Common Shareholders	$ (1,164,406)	$ (1,530,900)	$ (3,732,183)	$ (4,363,567)	$ (6,213,135)	$ (7,266,972)
Net Loss per Common Share (Basic And Diluted)	$ (0.20)	$ (0.38)	$ (0.67)	$ (1.12)	$ (1.59)	$ (2.91)
Weighted Average Shares Outstanding (Basic and Diluted)	5,923,838	3,988,626	5,591,492	3,889,108	3,915,178	2,500,854